Equity - Summary of Movement of Treasury Shares (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [line items]
Cash paid	$ 2,122,148	$ 2,122,148	$ 1,492,110	$ 1,299,397	$ 1,283,558
Acquisition of treasury shares		(105,932)	$ (167,639)	(40,514)
Share settlement convertible notes	349,000	$ 349,495
Treasury stock
Disclosure of equity [line items]
Beginning balance, shares (in shares)		5,441,434	2,869,517
Cash paid	$ (204,130)	$ (204,130)	$ (344,541)	(176,902)	$ (136,388)
Acquisition of treasury shares (in shares)		1,141,316	2,571,917
Acquisition of treasury shares		$ (105,932)	$ (167,639)	$ (40,514)
Share settlement convertible notes (in shares)		(3,694,845)
Share settlement convertible notes		$ 246,343
Ending balance, shares (in shares)	2,887,905	2,887,905	5,441,434	2,869,517